Property, plant and equipment - Summary of Detailed Information About Lease And Own Assets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment [abstract]
Owned assets	€ 7,826	€ 10,259
Leased assets	1,166	1,410
Total	€ 8,992	€ 11,669